                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2464

--------------------------------------------------------------------------------

                               MFS SERIES TRUST IX
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: October 31*
--------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2004
--------------------------------------------------------------------------------

*This Form N-CSR pertains to MFS Inflation-Adjusted Bond Fund, a series of the Registrant, which has a fiscal year end of October 31. The remaining series of the Registrant have a fiscal year end of April 30.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INFLATION-ADJUSTED BOND FUND                                    10/31/04

ANNUAL REPORT
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                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  7
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                14
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       25
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              36
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               37
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         41
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      41
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             42
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

        Bonds                           93.9%
        Cash & Other Net Assets          6.1%

BOND MARKET SECTORS*

U.S. Treasuries                                                          93.9%
------------------------------------------------------------------------------
Cash & Other Net Assets                                                   6.1%
------------------------------------------------------------------------------

CREDIT QUALITY**

AAA                                                                      93.9%
------------------------------------------------------------------------------
Other                                                                     6.1%
------------------------------------------------------------------------------
PORTFOLIO FACTS

Average Duration                                                           5.0
------------------------------------------------------------------------------
Average Life                                                           9.2 Yrs
------------------------------------------------------------------------------
Average Maturity                                                       9.2 Yrs
------------------------------------------------------------------------------
Average Quality                                                            AAA
------------------------------------------------------------------------------
Average Quality Short Term Bonds                                           A-1
------------------------------------------------------------------------------

 *For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

**Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the ratings assigned by Fitch, Inc. U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended October 31, 2004, Class A shares of the MFS Inflation-Adjusted Bond Fund provided an average annual return not including sales charges of 6.09%, lagging the 6.81% return for the Lehman Brothers U.S. TIPS Index.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected U.S. markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

In early April, just before the period began, the government reported that job growth in March had been unexpectedly strong. Following the March jobs report, there were two successive months of strong jobs reports that dampened bond returns as 10-year Treasury note yields increased. Even though oil prices hit record highs in the third quarter, inflation worries eased. Rates of inflation implied in TIPS began to decline along with yields of nominal Treasuries. TIPS underperformed nominal treasuries for a significant portion of the six-month period.

DETRACTORS FROM PERFORMANCE

Underperformance came primarily from our duration and yield curve positioning relative to the benchmark. Duration is a weighted-average term-to-maturity of the portfolio's cash flows.

CONTRIBUTORS TO PERFORMANCE

On the positive side, our holdings of long maturity TIPS added value relative to the benchmark.

The views expressed are those of the portfolio manager only through the end of the period as stated on the over and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2004. Index information is from October 1, 2003.)

                   MFS
            Inflation-Adjusted
               Bond Fund --                  Lehman Brothers
                  Class A                    U.S. TIPS Index

 9/03            $ 9,525                        $10,000
10/03              9,543                         10,054
 4/04              9,556                         10,167
10/04             10,139                         10,859

--------------------
  Average annual
without sales charge
--------------------

TOTAL RETURNS

                           Class
    Share class        inception date        6 Mo**         1 Yr       Life*
------------------------------------------------------------------------------
         A                9/30/03            6.09%         6.24%       5.92%
------------------------------------------------------------------------------
         B                 9/1/04            5.84%         5.99%       5.69%
------------------------------------------------------------------------------
         C                 9/1/04            5.95%         6.09%       5.79%
------------------------------------------------------------------------------
         I                9/30/03            6.12%         6.27%       5.95%
------------------------------------------------------------------------------
        R1                 9/1/04            6.03%         6.18%       5.87%
------------------------------------------------------------------------------
        R2                 9/1/04            5.99%         6.14%       5.83%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

  Comparative benchmarks
------------------------------------------------------------------------------
Average treasury inflation
protected securities+                        6.32%         7.35%       6.95%
------------------------------------------------------------------------------

Lehman Brothers U.S. TIPS Index#             6.81%         8.01%       7.91%

--------------------
  Average annual
 with sales charge
--------------------

    Share class
------------------------------------------------------------------------------
         A                                   1.05%         1.19%       1.28%
------------------------------------------------------------------------------
         B                                   1.84%         1.99%       2.02%
------------------------------------------------------------------------------
         C                                   4.95%         5.09%       5.79%
------------------------------------------------------------------------------
  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
   Cumulative
without sales charge
--------------------

    Share class                              6 Mo**         1 Yr       Life*
------------------------------------------------------------------------------
         A                                   6.09%         6.24%       6.44%
------------------------------------------------------------------------------
         B                                   5.84%         5.99%       6.19%
------------------------------------------------------------------------------
         C                                   5.95%         6.09%       6.29%
------------------------------------------------------------------------------
         I                                   6.12%         6.27%       6.47%
------------------------------------------------------------------------------
        R1                                   6.03%         6.18%       6.38%
------------------------------------------------------------------------------
        R2                                   5.99%         6.14%       6.34%
------------------------------------------------------------------------------
 Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, September 30, 2003, through October 31, 2004. Index information is from October 1, 2003.
** During 2004, the fund changed its year-end from April 30 to October 31, and the financial statements are thus being presented for the 6-month period ended October 31, 2004.
+   Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Lehman Brothers U.S. TIPS Index - consists of inflation-protection securities issued by the U.S. Treasury.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Prior to September 1, 2004, MFS(R) Inflation-Adjusted Bond Fund was available only to MFS employees and had limited assets.

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio invests in inflation-adjusted debt securities. Interest payments on inflation-adjusted debt securities can be unpredictable, and therefore, the fund's income distributions may fluctuate more than the income distributions of a typical bond fund. In the event of a period of deflation, the fund's income may be significantly reduced as the principal amounts on the fund's inflation-adjusted debt securities are adjusted downward. In addition, there can be no assurance that the Consumer Price Index or another measure used to adjust the principal amounts of the fund's debt securities will accurately correspond to the rate of inflation experienced by a particular investor.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will fluctuate in response to market conditions and issuer, regulatory, economic, or political developments. In general, fixed income securities will decline when interest rates rise and will increase when interest rates fall. Many fixed income securities also involve credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, fixed income securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. Please see the prospectus for further information on these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           0.55%        $1,000          $1,061           $2.86
A  ---------------------------------------------------------------------------
    Hypothetical     0.55%        $1,000          $1,022           $2.80
------------------------------------------------------------------------------
    Actual           1.52%        $1,000          $1,058           $7.89
B  ---------------------------------------------------------------------------
    Hypothetical     1.52%        $1,000          $1,017           $7.73
------------------------------------------------------------------------------
    Actual           1.49%        $1,000          $1,060           $7.73
C  ---------------------------------------------------------------------------
    Hypothetical     1.49%        $1,000          $1,017           $7.58
------------------------------------------------------------------------------
    Actual           0.50%        $1,000          $1,061           $2.60
I  ---------------------------------------------------------------------------
    Hypothetical     0.50%        $1,000          $1,022           $2.55
------------------------------------------------------------------------------
    Actual           1.00%        $1,000          $1,060           $5.19
R1 ---------------------------------------------------------------------------
    Hypothetical     1.00%        $1,000          $1,020           $5.09
------------------------------------------------------------------------------
    Actual           1.25%        $1,000          $1,060           $6.49
R2 ---------------------------------------------------------------------------
    Hypothetical     1.25%        $1,000          $1,019           $6.36
------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.1%
------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT         $ VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 93.1%
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                       $150,791        $157,741
------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                        210,883         268,332
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                        116,013         124,325
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                        432,132         490,284
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                         181,331         212,540
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                          230,814         264,056
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                            380,455         425,931
------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                            376,197         389,843
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $2,277,887)                                             $2,333,052
------------------------------------------------------------------------------------------------

Repurchase Agreement - 8.4%
------------------------------------------------------------------------------------------------
Morgan Stanley, 1.85%, dated 10/29/04, due 11/01/04, total to be received $210,032 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                                    $210,000        $210,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,487,887)                                       $2,543,052
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.5)%                                                  (38,497)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $2,504,555
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------


This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value (identified cost, $2,487,887)                  $2,543,052
-------------------------------------------------------------------------------------------------------
Cash                                                                        482
-------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          14,437
-------------------------------------------------------------------------------------------------------
Interest receivable                                                      17,854
-------------------------------------------------------------------------------------------------------
Receivable from investment adviser                                            4
-------------------------------------------------------------------------------------------------------
Total assets                                                                                 $2,575,829
-------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                       $28
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                        71,100
-------------------------------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------------------------------
  Management fee                                                             72
-------------------------------------------------------------------------------------------------------
  Reimbursement fee                                                          28
-------------------------------------------------------------------------------------------------------
  Distribution and service fee                                               44
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                          1
-------------------------------------------------------------------------------------------------------
  Administrative service fee                                                  1
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                               $71,274
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $2,504,555
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $2,462,942
-------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments                    55,165
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                     (23,782)
-------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                          10,230
-------------------------------------------------------------------------------------------------------
Net assets                                                                                   $2,504,555
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                       244,595
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                           $647,174
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                     63,201
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.24
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.24)                                                    $10.75
-------------------------------------------------------------------------------------------------------
Class B shares
  Net assets                                                           $310,154
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                     30,306
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.23
-------------------------------------------------------------------------------------------------------
Class C shares
  Net assets                                                            $84,810
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                      8,284
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.24
-------------------------------------------------------------------------------------------------------
Class I shares
  Net assets                                                         $1,381,592
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    134,911
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $10.24
-------------------------------------------------------------------------------------------------------
Class R1 shares
  Net assets                                                            $40,421
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                      3,947
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $10.24
-------------------------------------------------------------------------------------------------------
Class R2 shares
  Net assets                                                            $40,404
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                      3,946
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $10.24
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

                                                              SIX MONTHS ENDED             PERIOD ENDED
                                                                     10/31/04*                4/30/04**

NET INVESTMENT INCOME

Income
-------------------------------------------------------------------------------------------------------
  Interest                                                             $38,046                  $26,066
-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
  Management fee                                                        $4,374                   $4,025
-------------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                              893                      931
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                   951                    1,022
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                   177                       --
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                    91                       --
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                   34                       --
-------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   34                       --
-------------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     17                       --
-------------------------------------------------------------------------------------------------------
  Administrative fee                                                        65                       79
-------------------------------------------------------------------------------------------------------
  Custodian fee                                                            795                      752
-------------------------------------------------------------------------------------------------------
  Printing                                                              29,865                   11,391
-------------------------------------------------------------------------------------------------------
  Postage                                                                  566                      217
-------------------------------------------------------------------------------------------------------
  Auditing fees                                                         19,500                   14,500
-------------------------------------------------------------------------------------------------------
  Legal fees                                                               869                    2,285
-------------------------------------------------------------------------------------------------------
  Registration fees                                                     87,227                    2,557
-------------------------------------------------------------------------------------------------------
  Miscellaneous                                                          8,484                    2,414
-------------------------------------------------------------------------------------------------------
Total expenses                                                        $153,942                  $40,173
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (16)                     (36)
-------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor         (149,068)                 (36,106)
-------------------------------------------------------------------------------------------------------
Net expenses                                                            $4,858                   $4,031
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $33,188                  $22,035
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) on investment
transactions                                                          $(11,947)                  $3,217
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on
investments                                                            $80,307                 $(25,142)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 $68,360                 $(21,925)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $101,548                     $110
-------------------------------------------------------------------------------------------------------

*   During 2004, the fund changed its year-end from April 30 to October 31, and the financial statements are thus being presented for the 6-month period ended October 31, 2004.
**  For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED             PERIOD ENDED
                                                                      10/31/04                 4/30/04*

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                                  $33,188                  $22,035
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (11,947)                   3,217
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                               80,307                  (25,142)
-------------------------------------------------------------------  ---------               ----------
Change in net assets from operations                                  $101,548                     $110
-------------------------------------------------------------------  ---------               ----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
  Class A                                                             $(10,879)                 $(9,271)
-------------------------------------------------------------------------------------------------------
  Class B                                                                 (570)                      --
-------------------------------------------------------------------------------------------------------
  Class C                                                                 (278)                      --
-------------------------------------------------------------------------------------------------------
  Class I                                                              (23,168)                 (15,406)
-------------------------------------------------------------------------------------------------------
  Class R1                                                                (245)                      --
-------------------------------------------------------------------------------------------------------
  Class R2                                                                (228)                      --
-------------------------------------------------------------------  ---------               ----------
Total distribution declared to shareholders                           $(35,368)                $(24,677)
-------------------------------------------------------------------  ---------               ----------
Change in net assets from fund share transactions                     $891,228               $1,571,714
-------------------------------------------------------------------  ---------               ----------
Total change in net assets                                            $957,408               $1,547,147
-------------------------------------------------------------------  ---------               ----------

NET ASSETS

At beginning of period                                              $1,547,147                      $--
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $10,230 and $5,652, respectively)              $2,504,555               $1,547,147
-------------------------------------------------------------------------------------------------------

*   For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                       SIX MONTHS              PERIOD
                                                                         ENDED                 ENDED
                                                                        10/31/04              4/30/04*

CLASS A

Net asset value, beginning of period                                      $9.85                $10.00
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                $0.20                 $0.16
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   0.40                 (0.13)
---------------------------------------------------------------------  --------                ------
Total from investment operations                                          $0.60                 $0.03
---------------------------------------------------------------------  --------                ------
Less distributions declared to shareholders from net
investment income                                                        $(0.21)               $(0.18)
---------------------------------------------------------------------  --------                ------
Net asset value, end of period                                           $10.24                 $9.85
---------------------------------------------------------------------  --------                ------
Total return (%)(+)                                                        6.09++                0.33++
-----------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                       SIX MONTHS              PERIOD
                                                                         ENDED                 ENDED
                                                                        10/31/04              4/30/04*

CLASS A (CONTINUED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 0.55+                 0.50+
-----------------------------------------------------------------------------------------------------
Net investment income                                                      3.93+                 2.72+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                           90                   141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $647                  $503
-----------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15%
    annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser and the distributor contractually waived a portion of their fees for certain of the periods indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waivers/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.66)               $(0.12)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                17.87+                 5.20+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (13.38)+               (1.98)+
-----------------------------------------------------------------------------------------------------
*   For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                       PERIOD
                                                                       ENDED
                                                                      10/31/04*

CLASS B

Net asset value, beginning of period                                   $10.20
-----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $0.00+++
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.08
-------------------------------------------------------------------  --------
Total from investment operations                                        $0.08
-------------------------------------------------------------------  --------
Less distributions declared to shareholders from net
  investment income                                                    $(0.05)
-------------------------------------------------------------------  --------
Net asset value, end of period                                         $10.23
-------------------------------------------------------------------  --------
Total return (%)                                                         0.82++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.52+
-----------------------------------------------------------------------------
Net investment income                                                    0.26+
-----------------------------------------------------------------------------
Portfolio turnover                                                         90
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $310
-----------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.22)
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              18.54+
-----------------------------------------------------------------------------
Net investment loss                                                    (16.76)+
-----------------------------------------------------------------------------
  * For the period from the inception of Class B shares, September 1, 2004, through October 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share impact was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                    PERIOD
                                                                    ENDED
                                                                  10/31/04*

CLASS C

Net asset value, beginning of period                                $10.20
--------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.00)+++
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments              0.09
------------------------------------------------------------------  ------
Total from investment operations                                     $0.09
------------------------------------------------------------------  ------
Less distributions declared to shareholders from net
 investment income                                                  $(0.05)
------------------------------------------------------------------  ------
Net asset value, end of period                                      $10.24
------------------------------------------------------------------  ------
Total return (%)                                                      0.92++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.49+
--------------------------------------------------------------------------
Net investment loss                                                  (0.17)+
--------------------------------------------------------------------------
Portfolio turnover                                                      90
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $85
--------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.29)
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              18.51+
-----------------------------------------------------------------------------
Net investment loss                                                    (17.18)+
-----------------------------------------------------------------------------
  * For the period from the inception of Class C shares, September 1, 2004, through October 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share impact was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS              PERIOD
                                                                         ENDED                 ENDED
                                                                        10/31/04              4/30/04*

CLASS I

Net asset value, beginning of period                                      $9.85                $10.00
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                $0.20                 $0.16
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   0.40                 (0.13)
---------------------------------------------------------------------  --------                ------
Total from investment operations                                          $0.60                 $0.03
---------------------------------------------------------------------  --------                ------
Less distributions declared to shareholders from net
investment income                                                        $(0.21)               $(0.18)
---------------------------------------------------------------------  --------                ------
Net asset value, end of period                                           $10.24                 $9.85
---------------------------------------------------------------------  --------                ------
Total return (%)                                                           6.12++                0.33++
-----------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 0.50+                 0.50+
-----------------------------------------------------------------------------------------------------
Net investment income                                                      4.01+                 2.74+
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                                           90                   141
-----------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $1,382                $1,044
-----------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the periods indicated. Effective June 7,
    2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/ reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.64)               $(0.10)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                17.52+                 4.86+
-----------------------------------------------------------------------------------------------------
Net investment loss                                                      (13.01)+               (1.61)+
-----------------------------------------------------------------------------------------------------
 * For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                        PERIOD
                                                                        ENDED
                                                                      10/31/04*

CLASS R1

Net asset value, beginning of period                                   $10.20
-----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $0.00+++
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 0.10
--------------------------------------------------------------------  -------
Total from investment operations                                        $0.10
--------------------------------------------------------------------  -------
Less distributions declared to shareholders from net
   investment income                                                   $(0.06)
--------------------------------------------------------------------  -------
Net asset value, end of period                                         $10.24
--------------------------------------------------------------------  -------
Total return (%)                                                         1.01++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.00+
-----------------------------------------------------------------------------
Net investment income                                                    0.15+
-----------------------------------------------------------------------------
Portfolio turnover                                                         90
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $40
-----------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.29)
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                              18.02+
-----------------------------------------------------------------------------
Net investment loss                                                    (16.87)+
-----------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, September 1, 2004, through October 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     PERIOD
                                                                     ENDED
                                                                   10/31/04*

CLASS R2

Net asset value, beginning of period                                $10.20
--------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                            $(0.00)+++
--------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments              0.10
------------------------------------------------------------------  ------
Total from investment operations                                     $0.10
------------------------------------------------------------------  ------
Less distributions declared to shareholders from net
   investment income                                                $(0.06)
------------------------------------------------------------------  ------
Net asset value, end of period                                      $10.24
------------------------------------------------------------------  ------
Total return (%)                                                      0.96++
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                            1.25+
--------------------------------------------------------------------------
Net investment loss                                                  (0.10)+
--------------------------------------------------------------------------
Portfolio turnover                                                      90
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $40
--------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, the investment adviser contractually waived a portion of its fee for certain of the period indicated. Effective June 7, 2004, the investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.29)
--------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                           18.27+
--------------------------------------------------------------------------
Net investment loss                                                 (17.12)+
--------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, September 1, 2004, through October 31, 2004.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

During 2004, the fund changed its year-end from April 30, to October 31, and the financial statements are thus being presented for the 6-month period ended October 31, 2004.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for amortization and accretion on debt securities and wash sales.

The tax character of distributions declared for the six months ended October 31, 2004 and year ended April 30, 2004 was as follows:

                                                    10/31/04           4/30/04
Distributions declared from:
  Ordinary income                                    $35,368           $24,677
--------------------------------------------------------------------------------

During the six months ended October 31, 2004, accumulated undistributed net investment income increased by $6,758 and accumulated net realized loss on investments increased by $6,758 due to differences between book and tax accounting for amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $17,214
          ----------------------------------------------------------
          Capital loss carryforward                         (13,002)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)             44,385
          ----------------------------------------------------------
          Other temporary differences                        (6,984)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable of each succeeding year until the earlier of its utilization or expiration on October 31, 2012 ($13,002).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended October 31, 2004 were an effective rate of 0.35% of average daily net assets on an annualized basis.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually for Class A, Class B, Class C, Class I, and Class R1 and 0.40% annually for Class R2, respectively. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS a reimbursement fee not greater than 0.15% of average daily net assets for Class A, Class B, Class C, Class I, and Class R1 and not greater than 0.40% of average daily net assets for Class R2. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of September 1, 2006 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At October 31, 2004, aggregate unreimbursed expenses amounted to $178,997.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees are currently waiving their right to receive compensation from the fund.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended October 31, 2004, the fund paid MFS $65, equivalent to 0.0075% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the six months ended October 31, 2004.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
October 31, 2004, amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                    $197            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------------

The Class A distribution fee is currently being waived. Additionally, 0.10% of the Class A service fee is currently being waived.

Fees incurred under the distribution plan during the six months October 31, 2004, were as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates             0.05%          1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the six months ended October 31, 2004.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the six months ended October 31, 2004, the fund paid MFSC a fee of $780 for shareholder services which equated to 0.0895% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $28 for the six months ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES
U.S. government securities                        $2,293,863        $1,489,436
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                 $2,498,667
          ----------------------------------------------------------
          Gross unrealized appreciation                     $44,559
          ----------------------------------------------------------
          Gross unrealized depreciation                        (174)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)        $44,385
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended 10/31/04           Period ended 4/30/04*
                                                SHARES           AMOUNT          SHARES             AMOUNT

CLASS A SHARES

Shares sold                                    10,948         $111,480          50,246           $502,500
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   1,207           12,150             800              8,038
------------------------------------------------------------------------------------------------------------
Net change                                     12,155         $123,630          51,046           $510,538
------------------------------------------------------------------------------------------------------------

                                            Period ended 10/31/04**
                                                SHARES           AMOUNT

CLASS B SHARES
Shares sold                                    30,250         $308,128
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      56              571
-------------------------------------------------------------------------
Net change                                     30,306         $308,699
-------------------------------------------------------------------------

CLASS C SHARES
Shares sold                                     8,259          $84,020
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      25              258
-------------------------------------------------------------------------
Net change                                      8,284          $84,278
-------------------------------------------------------------------------

                                           Six months ended 10/31/04           Period ended 4/30/04*
                                                SHARES           AMOUNT          SHARES             AMOUNT

CLASS I SHARES
Shares sold                                    30,362         $309,009         109,499         $1,095,696
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   2,554           25,723           1,268             12,775
------------------------------------------------------------------------------------------------------------
Shares reacquired                              (4,050)         (40,624)         (4,722)           (47,295)
------------------------------------------------------------------------------------------------------------
Net change                                     28,866         $294,108         106,045         $1,061,176
------------------------------------------------------------------------------------------------------------

                                            Period ended 10/31/04**
                                                SHARES           AMOUNT

CLASS R1 SHARES
Shares sold                                     3,923          $40,020
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      24              245
-------------------------------------------------------------------------
Net change                                      3,947          $40,265
-------------------------------------------------------------------------

                                            Period ended 10/31/04**
                                                SHARES           AMOUNT

CLASS R2 SHARES
Shares sold                                     3,924          $40,020
-------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                      22              228
-------------------------------------------------------------------------
Net change                                      3,946          $40,248
-------------------------------------------------------------------------
 *For the period from the commencement of the fund's investment operations, September 30, 2003, through April 30, 2004.
**For the period from the inception of Class B, Class C, Class R1, and Class R2 shares, September 1, 2004, through
  October 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended October 31, 2004 was $8, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended October 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IX and Shareholders of
MFS Inflation-Adjusted Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MFS Inflation-Adjusted Bond Fund (the "Fund") (a portfolio of MFS Series Trust IX) as of October 31, 2004, and the related statements of operations and changes in net assets and the financial highlights for the six months then ended, and the period from the commencement of operations, September 30, 2003, through April 30, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Inflation-Adjusted Bond Fund as of October 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 20, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Door LLP (law
                                                                        firm) (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Mark E. Dow
Erik S. Weisman

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.
-------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              IAB-ANN-12/04 2M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as the fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2004 and 2003, audit fees billed to the following Registrant by Deloitte were as follows:

                                                                  Audit Fees
           FEES BILLED BY DELOITTE:                         2004         2003
                                                            ----         ----

                MFS Inflation Adjusted Bond Fund          12,300            0
                                                          ------            -
                         TOTAL                            12,300            0

For the fiscal years ended October 31, 2004 and 2003, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                           Audit-Related Fees(1)         Tax Fees(2)           All Other Fees(3)
  FEES BILLED BY DELOITTE:                  2004         2003         2004         2003         2004        2003
                                            ----         ----         ----         ----         ----        ----

       To MFS Inflation                        0            0        3,600            0            0           0
       Adjusted Bond Fund

       To MFS and MFS Related            928,350      166,150       35,000       20,000       32,500      49,644
       Entities relating directly to the
       operations and financial
       reporting of the
       above Fund*

       To Fund, MFS and MFS              928,350      166,150       38,600     37,629         68,500     121,644
       Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (which services also related to the operations and financial reporting of other funds within the MFS Funds complex).


# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations to the Board for nominees to the Registrant's Board. Shareholders may mail written recommendations to the Board to the attention of the Board of Trustees, MFS Series Trust IX, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o , Jeffrey N. Carp, Secretary of the Fund. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendations relate and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date:    December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:    December 21, 2004

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:    December 21, 2004

* Print name and title of each signing officer under his or her signature.